Annual Total Returns[BarChart] - Transamerica Asset Allocation Intermediate Horizon - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.73%	11.40%	14.04%	4.50%	0.26%	5.74%	11.72%	(5.08%)	17.70%	15.99%